Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2023	2024
	RMB	RMB
Power banks	705,445	643,888
Cabinets	521,996	240,388
Software	28,160	29,653
Photovoltaic power stations	22,688	22,758
Production tools	15,214	16,176
Computer and electronic equipment	14,370	15,291
Leasehold improvements	4,063	5,080
Construction in progress	19	2,856
Others	831	1,059
Subtotal	1,312,786	977,149
Less: Accumulated depreciation	(974,462)	(821,777)
Less: Accumulated impairment	(15,518)	(15,947)
Property, equipment and software, net	322,806	139,425